Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Reconciliation to Carrying Amount and Statement of Comprehensive Income and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Current assets		¥ 613,867	¥ 480,838
Non-current assets		2,059,618	2,021,424
Current liabilities		624,263	518,158
Non-current liabilities		511,369	575,235
Revenue		3,239,167	2,614,349	¥ 1,933,836
profit for the year		163,982	114,696	33,485
Other comprehensive income/(loss)		21,770	(4,501)	(11,130)
Total comprehensive income		185,752	110,195	22,355
Total comprehensive income attributable to owners of the Company		165,050	89,561	14,634
Equity attributable to owners of parent [member]
Disclosure of associates [Line Items]
profit for the year		149,380	92,170	19,006
Other comprehensive income/(loss)		¥ 15,670	¥ (2,609)	(4,372)
PipeChina [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		29.90%	29.90%
Current assets		¥ 104,889	¥ 86,335
Non-current assets		816,301	768,161
Current liabilities		132,266	136,150
Non-current liabilities		199,675	103,243
Net assets		589,249	615,103
Group's share of net assets		157,045	157,346
Goodwill		0	0
Carrying amount of interest in associates		157,045	157,346
Revenue	¥ 22,766	112,832	101,572
profit for the year	6,444	31,908	29,776
Other comprehensive income/(loss)	0	0	2
Total comprehensive income	6,444	31,908	29,778
Total comprehensive income attributable to owners of the Company	5,124	26,212	22,895
Group's share of total comprehensive income	1,532	7,837	6,846
Dividends received by the Group	¥ 0	4,312	943
PipeChina [member] | Equity attributable to owners of parent [member]
Disclosure of associates [Line Items]
Net assets		¥ 525,235	¥ 526,241
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		32.00%	32.00%
Current assets		¥ 401,971	¥ 415,139
Non-current assets		126,363	116,765
Current liabilities		442,283	446,369
Non-current liabilities		3,823	8,396
Net assets		82,228	77,139
Group's share of net assets		26,313	24,684
Goodwill		349	349
Carrying amount of interest in associates		26,662	25,033
Revenue		13,302	12,691	7,954
profit for the year		6,312	6,304	7,819
Other comprehensive income/(loss)		1,174	(606)	(1,603)
Total comprehensive income		7,486	5,698	6,216
Total comprehensive income attributable to owners of the Company		7,486	5,698	6,216
Group's share of total comprehensive income		2,396	1,823	1,989
Dividends received by the Group		767	904	677
China Petroleum Finance Co., Ltd. [member] | Equity attributable to owners of parent [member]
Disclosure of associates [Line Items]
Net assets		¥ 82,228	¥ 77,139
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates [Line Items]
Percentage ownership interest (%)		49.00%	49.00%
Current assets		¥ 8,859	¥ 9,100
Non-current assets		2,349	2,618
Current liabilities		470	859
Non-current liabilities		3,504	3,900
Net assets		7,234	6,959
Group's share of net assets		3,545	3,410
Goodwill		0	0
Carrying amount of interest in associates		3,545	3,410
Revenue		931	1,510	735
profit for the year		449	424	389
Other comprehensive income/(loss)		0	0	0
Total comprehensive income		449	424	389
Total comprehensive income attributable to owners of the Company		449	424	389
Group's share of total comprehensive income		220	207	191
Dividends received by the Group		85	78	¥ 74
CNPC Captive Insurance Co., Ltd. [member] | Equity attributable to owners of parent [member]
Disclosure of associates [Line Items]
Net assets		¥ 7,234	¥ 6,959